Phoenix Investment Partners
                           SEMIANNUAL REPORT

                                                 APRIL 30, 2000


                GOODWIN



                                                 Phoenix-Goodwin
                                                 Multi-Sector Fixed
                                                 Income Fund, Inc.






[LOGO]PHOENIX INVESTMENT PARTNERS

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

  We are pleased to provide this financial summary for the six months ended April 30, 2000 for the Phoenix-Goodwin Multi-Sector Fixed Income Fund. If you have any questions, please call your financial advisor or contact us at 1-800-243-1574 between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday, or at www.phoenixinvestments.com.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

APRIL 30, 2000

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND, INC.

                         INVESTMENTS AT APRIL 30, 2000
                                  (UNAUDITED)

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)       VALUE
                                          ---------  --------  ------------
U.S. GOVERNMENT SECURITIES--0.1%

U.S. TREASURY BONDS--0.1%
U.S. Treasury Bonds 6.25%, 5/15/30......     AAA     $    250  $    260,072
---------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $271,948)                                          260,072
---------------------------------------------------------------------------

MUNICIPAL BONDS--7.2%

CALIFORNIA--2.7%
Fresno Pension Obligation Taxable 7.80%,
6/1/14..................................     AAA          500       510,000

Oakland Pension Obligation Taxable
Series A 6.95%, 12/15/08................     AAA        3,200     3,084,000
Pasadena Pension Funding Revenue Taxable
Series A 7.10%, 5/15/10.................     AAA        1,900     1,843,000
                                                               ------------
                                                                  5,437,000
                                                               ------------

CONNECTICUT--1.2%
Mashantucket Western Pequot Tribe
Revenue Taxable Series A 144A 6.57%,
9/1/13(b)...............................     AAA        1,075       991,688

Mashantucket Western Pequot Tribe
Revenue Taxable Series A 6.91%, 9/1/12..     AAA        1,400     1,338,750
                                                               ------------
                                                                  2,330,438
                                                               ------------

FLORIDA--1.0%
University of Miami Exchangeable Revenue
Taxable Series A 7.65%, 4/1/20..........     AAA        2,000     1,937,500

ILLINOIS--1.0%
Illinois Educational Facilities
Authority-Loyola University Revenue
Taxable Series A 7.84%, 7/1/24..........     AAA        2,000     1,972,500
                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)       VALUE
                                          ---------  --------  ------------

PENNSYLVANIA--1.3%
Pittsburgh Pension General Obligation
Taxable Series B 6.35%, 3/1/13..........     AAA     $  3,000  $  2,703,750
---------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $15,203,761)                                    14,381,188
---------------------------------------------------------------------------

ASSET-BACKED SECURITIES--5.4%
ContiMortgage Home Equity Loan Trust
98-1, B 7.86%, 4/15/29..................    BBB-        8,495     7,018,994

Green Tree Financial Corp. 94-1, B2
7.85%, 4/15/19..........................   Baa(c)       2,000     1,930,830

Pennant CBO Ltd. 1A, D 13.43%,
3/14/11.................................    Ba(c)       2,000     1,963,437
---------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $12,568,410)                                    10,913,261
---------------------------------------------------------------------------

CORPORATE BONDS--21.4%

AEROSPACE/DEFENSE--0.5%
BE Aerospace, Inc. 9.50%, 11/1/08.......      B         1,250     1,087,500

BROADCASTING (TELEVISION, RADIO & CABLE)--0.2%
Century Communications Corp. 8.75%,
10/1/07.................................     BB-          500       460,000

COMMUNICATIONS EQUIPMENT--3.8%
Earthweb 7%, 1/25/05....................     NR         1,500       900,000

Metromedia Fiber Network, Inc. Series B
10%, 11/15/08...........................     B+         2,000     1,910,000

Metromedia Fiber Network, Inc. 10%
12/15/09 (h)............................     B+         2,000     1,772,387

Williams Communications Group, Inc.
10.875%, 10/1/09........................     BB-        3,000     3,030,000
                                                               ------------
                                                                  7,612,387
                                                               ------------

COMPUTERS (NETWORKING)--0.7%
Psinet Inc. 11%, 8/1/09.................     B-         1,500     1,327,500

2                      See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund, Inc.

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)       VALUE
                                          ---------  --------  ------------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--1.0%
Horseshoe Gaming LLC Series B 9.375%,
6/15/07.................................     B+      $  1,500  $  1,466,250
Mohegan Tribal Gaming 8.125%, 1/1/06....     BB           500       472,500
                                                               ------------
                                                                  1,938,750
                                                               ------------

INSURANCE (MULTI-LINE)--3.4%
Middletown Trust Series C 11.75%,
7/15/10(j)..............................     A+         6,485     6,809,314

LEISURE TIME (PRODUCTS)--0.6%
Bally Total Fitness Holding Corp. Series
D 9.875%, 10/15/07......................     B-         1,250     1,150,000

RETAIL (SPECIALTY)--0.9%
Musicland Group, Inc. 9%, 6/15/03.......      B         2,000     1,800,000

SERVICES (COMMERCIAL & CONSUMER)--1.4%
ARA Services, Inc. 10.625%, 8/1/00......    BBB-           28        28,105
IT Group, Inc. (The) 11.25%, 4/1/09.....     B+         1,665     1,506,825

Service Corp. International 7.20%,
6/1/06..................................     BB+        2,200     1,309,000
                                                               ------------
                                                                  2,843,930
                                                               ------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.0%
VoiceStream Wireless Holdings 144A
10.375%, 11/15/09(b)....................     B-         2,000     2,040,000

TELECOMMUNICATIONS (LONG DISTANCE)--6.4%
Interamericas Communications Corp. 14%,
10/27/07................................     NR         4,420     4,663,100

Level 3 Communications, Inc. 144A
10.75%, 3/15/08(b)(h)...................      B         2,000     1,754,162

Metromedia International Group, Inc.
10.50%, 10/1/07.........................     NR           756       355,111

NTL Communications Corp. Series B 9.25%,
11/15/06................................     B-         3,000     2,658,581

RCN Corp. Series B 0%, 2/15/08(d).......     B-         5,775     3,450,563
                                                               ------------
                                                                 12,881,517
                                                               ------------

TELEPHONE--0.6%
Teligent, Inc. 11.50%, 12/1/07..........     CCC        1,500     1,297,500
                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)       VALUE
                                          ---------  --------  ------------

TEXTILES (APPAREL)--0.9%
Collins & Aikman Products Co. 11.50%,
4/15/06.................................      B      $  1,750  $  1,723,750
---------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $47,563,044)                                    42,972,148
---------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--25.7%

Commercial Mortgage Asset Trust 99-C1 D
7.35%, 10/17/13.........................     BBB        3,500     3,187,188

Criimi Mae Trust I 96-C1, A2 7.56%,
6/30/33.................................     BBB        5,125     4,783,867

CS First Boston Mortgage Securities
Corp. 97-SPCE C 7.077%, 2/20/07.........    A+(c)       4,000     3,826,250

CS First Boston Mortgage Securities
Corp. 98-C2, E 7.13%, 1/15/12...........   Baa(c)       4,000     3,376,875

CS First Boston Mortgage Securities
Corp. 97-1R, 1M4 7.583%, 2/28/22........   Baa(c)       4,668     4,313,252

DLJ Mortgage Acceptance Corp. 97-CF2, B2
7.14%, 11/15/08.........................    BBB-        4,000     3,563,750

First Boston Mortgage Securities Corp.
93-5, B2 7.30%, 7/25/23.................    A+(c)       2,749     2,655,220

First Chicago/Lennar Trust 97-CHL1, D
8.055%, 5/29/08.........................    BB(c)       4,000     3,281,875

Mortgage Capital Funding, Inc. 98-MC2, B
6.549%, 5/18/08.........................    Aa(c)       2,500     2,316,406

Norwest Asset Securities Corp. 96-3, B1
7.25%, 9/25/26..........................   AA+(c)       3,372     3,173,625

Norwest Asset Securities Corp. 96-3, B2
7.25%, 9/25/26..........................    A(c)        2,249     2,098,384

Norwest Asset Securities Corp. 97-18, B2
6.75%, 12/25/27.........................   BBB(c)       1,024       926,425

Norwest Asset Securities Corp. 98-2, B1
6.50%, 2/25/28..........................    A(c)        2,935     2,621,290

Norwest Asset Securities Corp. 98-22, B3
6.25% 9/25/28...........................   BBB(c)         615       534,702

                       See Notes to Financial Statements                       3

Phoenix-Goodwin Multi-Sector Fixed Income Fund, Inc.

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)       VALUE
                                          ---------  --------  ------------
Norwest Asset Securities Corp. 99-3, B3
6%, 1/25/29.............................   BBB(c)    $    740  $    629,742

Norwest Asset Securities Corp. 99-6, B3
6%, 3/25/29.............................   BBB(c)         433       368,768

Norwest Asset Securities Corp. 99-12, B3
6.25%, 5/25/29..........................   BBB(c)         494       427,996
Norwest Asset Securities Corp. 99-17, B3
6.25%, 6/25/29..........................   BBB(c)         557       481,940

Ryland Mortgage Securities Corp. III
92-A, 1A 8.259%, 3/29/30................     A-           180       178,991

SASCO Floating Rate Commercial Mortgage
98-C3A, H 6.675%, 4/25/03(d)............    Ba(c)       4,000     3,752,500

Structured Asset Securites Corp. 95-C4,
E 8.799%, 6/25/26.......................     BBB        5,085     5,044,163
---------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $53,298,629)                                    51,543,209
---------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--16.4%

ARGENTINA--1.1%
Republic of Argentina RegS 11.75%,
2/12/07(g)..............................    BBB-        2,350     2,101,784
BRAZIL--3.4%
Republic of Brazil 14.50%, 10/15/09.....     B+         2,500     2,640,625
Republic of Brazil C Bond, 8%, 4/15/14..     B+         5,849     4,198,630
                                                               ------------
                                                                  6,839,255
                                                               ------------

BULGARIA--2.0%
Republic of Bulgaria FLIRB Bearer Series
A 2.75%, 7/28/12........................    B(c)        1,250       871,875
Republic of Bulgaria IAB Series PDI
7.063%, 7/28/11(d)......................    B(c)        4,000     3,030,000
                                                               ------------
                                                                  3,901,875
                                                               ------------

COLOMBIA--0.4%
Republic of Colombia 10.875%, 3/9/04....     BB+          875       822,500

CROATIA--2.0%
Croatia Series A 7.0625%, 7/31/10(d)....    BBB-          668       596,352
Croatia Series B 7.0625%, 7/31/06(d)....    BBB-        3,721     3,432,988
                                                               ------------
                                                                  4,029,340
                                                               ------------
                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)       VALUE
                                          ---------  --------  ------------

MEXICO--4.3%
United Mexican States 10.375%,
2/17/09.................................     BB+     $    500  $    526,875

United Mexican States 11.375%,
9/15/16.................................     BB+        4,250     4,815,781

United Mexican States 11.50%, 5/15/26...     BB+        2,750     3,255,312
                                                               ------------
                                                                  8,597,968
                                                               ------------

MOROCCO--0.4%
Kingdom of Morocco, Series A 6.844%,
1/1/09(d)...............................     BB           895       803,026

PANAMA--0.3%
Republic of Panama 8.875%, 9/30/27......     BB+          750       635,625

PERU--0.2%
Republic of Peru PDI 4.50%, 3/7/17(d)...     BB           500       335,937

POLAND--0.2%
Poland Bearer PDI 6%, 10/27/14(d).......     BBB          500       450,313

RUSSIA--0.7%
Russia Treasury Bill OFZ 14%,
9/12/01(f)..............................     NR        41,898     1,151,457

Russian Federal Loan Bond OFZ Series
7004 25%, 9/18/02(d)(f).................     NR        10,641       271,567
                                                               ------------
                                                                  1,423,024
                                                               ------------

TURKEY--0.5%
Republic of Turkey 11.875%, 11/5/04.....     B+         1,000     1,050,000

VENEZUELA--0.9%
Republic of Venezuela DCB Series DL 7%,
12/18/07(d).............................      B         2,286     1,791,417
---------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $36,499,672)                                    32,782,064
---------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--14.7%

BERMUDA--0.5%
Flag Telecom Holdings Ltd. 144A 11.625%,
3/30/10(b)(h)...........................      B         1,250     1,059,332

BRAZIL--0.6%
Globo Communicacoes e Participacoes SA
144A 10.50%, 12/20/06(b)................     B+         1,500     1,260,000

4                      See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund, Inc.

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)       VALUE
                                          ---------  --------  ------------
CANADA--2.2%
Clearnet Communications, Inc. 0%,
5/1/09(d)...............................    B(c)     $  3,800  $  2,223,000
GT Group Telecom 144A 0%,
2/1/10(b)(d)(k).........................    CCC+        4,000     2,140,000
                                                               ------------
                                                                  4,363,000
                                                               ------------
CHILE--0.6%
Petropower I Funding Trust 144A 7.36%,
2/15/14(b)..............................     BBB        1,354     1,171,181

MEXICO--7.1%
Alestra SA de Rl de CV 12.625%,
5/15/09.................................     BB-        2,700     2,605,500

Banco Nacional de Mexico SA US$
Remittance Master Trust 144A 7.57%,
12/31/00(b).............................    A-(c)       1,728     1,721,224

Grupo Industrial Durango 12.625%,
8/1/03..................................     BB-        1,000     1,007,500
Grupo Iusacell SA 144A 14.25%,
12/1/06(b)..............................     B+         3,250     3,404,375

Maxcom Telecomunicaciones 144A 13.75%,
4/1/07(b)(k)............................     NR         2,250     2,199,375

Nacional Financiera SNC RegS 22%,
5/20/02(e)..............................   Baa(c)      20,000     2,299,957

Vicap SA 11.375%, 5/15/07...............     B+         1,000       937,500
                                                               ------------
                                                                 14,175,431
                                                               ------------

NETHERLANDS--0.9%
United Pan-Europe Communications 144A
11.25%, 11/1/09(b)(h)...................      B         2,000     1,731,381

UNITED KINGDOM--2.8%
Atlantic Telecom Group PLC 144A 13%,
1/15/10(b)(h)...........................     B-         1,875     1,691,513

Clondalkin Industries 144A 10.625%,
1/15/10(b)(h)...........................     B-         1,500     1,421,555

Colt Telecom Group 144A 7.625%,
12/15/09(b)(h)..........................     B+         2,000     1,717,712
                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)       VALUE
                                          ---------  --------  ------------
UNITED KINGDOM--CONTINUED

Jazztel PLC 144A 13.125%,
12/15/09(b)(h)..........................    CCC+     $  1,000  $    911,253
                                                               ------------
                                                                  5,742,033
                                                               ------------
---------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $30,966,342)                                    29,502,358
---------------------------------------------------------------------------

FOREIGN CONVERTIBLE BONDS--1.2%

RUSSIA--1.2%
Lukinter Finance Lukoil Cv. RegS 3.50%,
5/6/02..................................    CCC-        2,375     2,481,875
---------------------------------------------------------------------------
TOTAL FOREIGN CONVERTIBLE BONDS
(IDENTIFIED COST $2,807,491)                                      2,481,875
---------------------------------------------------------------------------

                                                      SHARES
                                                     --------
PREFERRED STOCKS--3.4%

TELECOMMUNICATIONS (LONG DISTANCE)--3.4%
Global Crossing Holdings Ltd. PIK
10.50%..................................               50,000     4,900,000

Nextel Communications PIK 11.125%.......               20,000     1,930,000
---------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $6,906,875)                                      6,830,000
---------------------------------------------------------------------------

COMMON STOCKS--1.5%

PAPER & FOREST PRODUCTS--0.1%
Northampton Pulp LLC(i)(j)..............                3,650        50,187

TELECOMMUNICATIONS (LONG DISTANCE)--1.4%
FirstCom Corp.(i).......................              137,550     2,854,163
---------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $953,940)                                        2,904,350
---------------------------------------------------------------------------

                       See Notes to Financial Statements                       5

Phoenix-Goodwin Multi-Sector Fixed Income Fund, Inc.

                                                      SHARES      VALUE
                                                     --------  ------------
WARRANTS--0.1%

TELEPHONE--0.1%
Atlantic Telecom Group Warrants(i)......                1,875  $     85,430
---------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                                 85,430
---------------------------------------------------------------------------

TOTAL INVESTMENTS--97.1%
(IDENTIFIED COST $207,040,112)                                 194,655,955(a)
Cash and receivables, less liabilities--2.9%                     5,879,567
                                                              ------------
NET ASSETS--100.0%                                            $200,535,522
                                                              ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,653,177 and gross depreciation of $16,216,324 for federal income tax purposes. At April 30, 2000, the aggregate cost of securities for federal income tax purposes was $207,219,102.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2000, these securities amounted to a value of $25,214,751 or 12.6% of net assets.
(c)  As rated by Moody's, Fitch or Duff & Phelps.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  Par value represents Mexican Pesos.
(f)  Par value represents Russian Rubles.
(g)  Par value represents Argentine Pesos.
(h)  Par value represents Euro.
(i)  Non-income producing.
(j) Security valued at fair value as determined in good faith by or under the direction of the Directors.
(k)  Warrants incorporated as a unit.

6                      See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund, Inc.

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2000
                                  (UNAUDITED)

ASSETS
Investments securities at value
  (Identified cost $207,040,112)      $194,655,955
Receivables
  Interest                               4,640,599
  Investment securities sold             1,559,675
  Fund shares sold                         139,431
Other receivables                              507
Net unrealized appreciation on swap
  agreements                             1,461,120
Prepaid expenses                             3,504
                                      ------------
    Total assets                       202,460,791
                                      ------------
LIABILITIES
Payables
  Custodian                                378,384
  Investment securities purchased          638,066
  Fund shares repurchased                  345,519
  Income distribution payable              266,500
  Distribution fee                          96,127
  Investment advisory fee                   92,352
  Financial agent fee                       15,838
  Transfer agent fee                        15,268
  Directors' fee                            13,692
Accrued expenses                            63,523
                                      ------------
    Total liabilities                    1,925,269
                                      ------------
NET ASSETS                            $200,535,522
                                      ============
NET ASSETS CONSIST OF:
Capital paid in on shares of common
  stock                               $263,603,688
Undistributed net investment income        563,929
Accumulated net realized loss          (52,694,112)
Net unrealized depreciation            (10,937,983)
                                      ------------
NET ASSETS                            $200,535,522
                                      ============
CLASS A
Shares of common stock outstanding,
  $0.10 par value,
  166,666,667 shares authorized (Net
  Assets $114,472,150)                  10,516,233
Net asset value per share                   $10.89
Offering price per share
  $10.89/(1-4.75%)                          $11.43
CLASS B
Shares of common stock outstanding,
  $0.10 par value,
  166,666,667 shares authorized (Net
  Assets $79,561,985)                    7,320,361
Net asset value and offering price
  per share                                 $10.87
CLASS C
Shares of common stock outstanding,
  $0.10 par value,
  166,666,666 shares authorized (Net
  Assets $6,501,387)                       596,491
Net asset value and offering price
  per share                                 $10.90

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $   10,577,721
Dividends                                                            262,500
                                                              --------------
    Total investment income                                       10,840,221
                                                              --------------
EXPENSES
Investment advisory fee                                              593,887
Distribution fee, Class A                                            150,805
Distribution fee, Class B                                            442,197
Distribution fee, Class C                                             34,377
Financial agent fee                                                   96,531
Transfer agent                                                       121,991
Custodian                                                             32,030
Printing                                                              26,599
Professional                                                          18,443
Registration                                                          18,194
Directors                                                             10,994
Miscellaneous                                                         13,230
                                                              --------------
    Total expenses                                                 1,559,278
                                                              --------------

NET INVESTMENT INCOME                                              9,280,943
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized loss on securities                                   (1,631,552)
Net realized loss on foreign currency                               (356,433)
Net change in unrealized appreciation (depreciation)
  on investments                                                     959,872
Net change in unrealized appreciation (depreciation)
  on swap agreements                                               1,461,120
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency transactions                    (171)
                                                              --------------
NET GAIN ON INVESTMENTS                                              432,836
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    9,713,779
                                                              ==============

                       See Notes to Financial Statements                       7

Phoenix-Goodwin Multi-Sector Fixed Income Fund, Inc.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                               Six Months
                                                                 Ended
                                                                4/30/00      Year Ended
                                                              (Unaudited)     10/31/99
                                                              ------------  ------------
FROM OPERATIONS
  Net investment income (loss)                                $  9,280,943  $ 21,380,726
  Net realized gain (loss)                                      (1,987,985)  (39,790,682)
  Net change in unrealized appreciation (depreciation)           2,420,821    33,459,211
                                                              ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                   9,713,779    15,049,255
                                                              ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                                (4,889,757)  (12,709,813)
  Net investment income, Class B                                (3,280,902)   (8,978,439)
  Net investment income, Class C                                  (254,085)     (572,784)
  In excess of net investment income, Class A                           --      (143,541)
  In excess of net investment income, Class B                           --      (101,400)
  In excess of net investment income, Class C                           --        (6,469)
                                                              ------------  ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS     (8,424,744)  (22,512,446)
                                                              ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (1,318,406 and 2,210,416
    shares, respectively)                                       14,693,014    24,800,587
  Net asset value of shares issued from reinvestment of
    distributions
    (262,149 and 705,561 shares, respectively)                   2,918,649     7,902,801
  Cost of shares repurchased (2,671,157 and 5,266,656
    shares, respectively)                                      (29,751,296)  (58,965,528)
                                                              ------------  ------------
Total                                                          (12,139,633)  (26,262,140)
                                                              ------------  ------------
CLASS B
  Proceeds from sales of shares (286,995 and 551,304 shares,
    respectively)                                                3,189,522     6,181,202
  Net asset value of shares issued from reinvestment of
    distributions
    (132,450 and 372,459 shares, respectively)                   1,472,678     4,168,689
  Cost of shares repurchased (1,655,370 and 3,460,848
    shares, respectively)                                      (18,399,920)  (38,603,400)
                                                              ------------  ------------
Total                                                          (13,737,720)  (28,253,509)
                                                              ------------  ------------
CLASS C
  Proceeds from sales of shares (102,936 and 297,288 shares,
    respectively)                                                1,150,631     3,326,561
  Net asset value of shares issued from reinvestment of
    distributions
    (12,041 and 32,606 shares, respectively)                       134,215       365,221
  Cost of shares repurchased (176,013 and 201,989 shares,
    respectively)                                               (1,961,924)   (2,240,507)
                                                              ------------  ------------
Total                                                             (677,078)    1,451,275
                                                              ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARES TRANSACTIONS   (26,554,431)  (53,064,374)
                                                              ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS                        (25,265,396)  (60,527,565)
NET ASSETS
  Beginning of period                                          225,800,918   286,328,483
                                                              ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF
    $563,929 AND DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
    INCOME OF $292,270, RESPECTIVELY]                         $200,535,522  $225,800,918
                                                              ============  ============

8                      See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund, Inc.

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                       CLASS A
                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                              YEAR ENDED OCTOBER 31
                                                    4/30/00       -----------------------------------------------------------------
                                                  (UNAUDITED)       1999          1998          1997          1996          1995
Net asset value, beginning of period                $10.85           $11.20        $13.50        $13.27        $12.56        $11.94
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                        0.50             0.96          1.07          1.03          0.94          0.96
  Net realized and unrealized gain (loss)            (0.01)           (0.30)        (1.88)         0.18          0.72          0.61
                                                    ------        ---------     ---------     ---------     ---------     ---------
      TOTAL FROM INVESTMENT OPERATIONS                0.49             0.66         (0.81)         1.21          1.66          1.57
                                                    ------        ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income               (0.45)           (1.00)        (1.07)        (0.98)        (0.95)        (0.95)
  Dividends from net realized gains                     --               --         (0.36)           --            --            --
  In excess of net investment income                    --            (0.01)           --            --            --            --
  In excess of net realized gains                       --               --         (0.06)           --            --            --
                                                    ------        ---------     ---------     ---------     ---------     ---------
      TOTAL DISTRIBUTIONS                            (0.45)           (1.01)        (1.49)        (0.98)        (0.95)        (0.95)
                                                    ------        ---------     ---------     ---------     ---------     ---------
CHANGE IN NET ASSET VALUE                             0.04            (0.35)        (2.30)         0.23          0.71          0.62
                                                    ------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                      $10.89           $10.85        $11.20        $13.50        $13.27        $12.56
                                                    ======        =========     =========     =========     =========     =========
Total return(1)                                       4.40%(5)         5.97%        (6.86)%        9.22%        13.75%        13.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $114,472         $125,931      $156,317      $191,486      $169,664      $168,875

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                  1.11%(4)         1.14%(3)      1.08 %        1.04%(2)      1.07%         1.10%
  Net investment income                               8.90%(4)         8.59%         8.17 %        7.28%         7.56%         8.10%
Portfolio turnover                                      61%(5)          133%          157 %         295%          255%          201%

(1)  Maximum sales charges are not reflected in the total return calculation.
(2) For the year ended October 31, 1997, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.13%.
(4)  Annualized
(5)  Not annualized

                       See Notes to Financial Statements                       9

Phoenix-Goodwin Multi-Sector Fixed Income Fund, Inc.

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                       CLASS B
                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                              YEAR ENDED OCTOBER 31
                                                    4/30/00       -----------------------------------------------------------------
                                                  (UNAUDITED)       1999          1998          1997          1996          1995
Net asset value, beginning of period                $10.84           $11.18        $13.48        $13.25        $12.54        $11.93
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                        0.46             0.87          0.96          0.92          0.85          0.86
  Net realized and unrealized gain (loss)            (0.01)           (0.29)        (1.87)         0.18          0.71          0.61
                                                    ------        ---------     ---------     ---------     ---------     ---------
      TOTAL FROM INVESTMENT OPERATIONS                0.45             0.58         (0.91)         1.10          1.56          1.47
                                                    ------        ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income               (0.42)           (0.91)        (0.97)        (0.87)        (0.85)        (0.86)
  Dividends from net realized gains                     --               --         (0.36)           --            --            --
  In excess of net investment income                    --            (0.01)           --            --            --            --
  In excess of net realized gains                       --               --         (0.06)           --            --            --
                                                    ------        ---------     ---------     ---------     ---------     ---------
      TOTAL DISTRIBUTIONS                            (0.42)           (0.92)        (1.39)        (0.87)        (0.85)        (0.86)
                                                    ------        ---------     ---------     ---------     ---------     ---------
CHANGE IN NET ASSET VALUE                             0.03            (0.34)        (2.30)         0.23          0.71          0.61
                                                    ------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                      $10.87           $10.84        $11.18        $13.48        $13.25        $12.54
                                                    ======        =========     =========     =========     =========     =========
Total return(1)                                       4.05%(3)         5.15%        (7.51)%        8.42%        12.84%        12.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $79,562          $92,725      $124,075      $154,989      $142,869      $144,020
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                  1.86%(4)         1.89%(5)      1.84 %        1.79%(2)      1.82%         1.85%
  Net investment income                               8.15%(4)         7.83%         7.36 %        6.52%         6.80%         7.30%
Portfolio turnover                                      61%(3)          133%          157 %         295%          255%          201%

                                                                          CLASS C
                                                  -------------------------------------------------------
                                                  SIX MONTHS                                     FROM
                                                     ENDED         YEAR ENDED OCTOBER 31       INCEPTION
                                                    4/30/00       -----------------------     10/14/97 TO
                                                  (UNAUDITED)       1999          1998         10/31/97
Net asset value, beginning of period                $10.87        $   11.21     $   13.48        $14.22
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                        0.46             0.88          0.97          0.04
  Net realized and unrealized gain (loss)            (0.01)           (0.30)        (1.85)        (0.74)
                                                    ------        ---------     ---------        ------
      TOTAL FROM INVESTMENT OPERATIONS                0.45             0.58         (0.88)        (0.70)
                                                    ------        ---------     ---------        ------
LESS DISTRIBUTIONS
  Dividends from net investment income               (0.42)           (0.91)        (0.97)        (0.04)
  Dividends from net realized gains                     --               --         (0.36)           --
  In excess of net investment income                    --            (0.01)           --            --
  In excess of net realized gains                       --               --         (0.06)           --
                                                    ------        ---------     ---------        ------
      TOTAL DISTRIBUTIONS                            (0.42)           (0.92)        (1.39)        (0.04)
                                                    ------        ---------     ---------        ------
CHANGE IN NET ASSET VALUE                             0.03            (0.34)        (2.27)        (0.74)
                                                    ------        ---------     ---------        ------
NET ASSET VALUE, END OF PERIOD                      $10.90        $   10.87     $   11.21        $13.48
                                                    ======        =========     =========        ======
Total return(1)                                       4.03%(3)         5.23%        (7.36)%       (5.00)%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $6,501        $   7,145     $   5,937        $  284
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                  1.86%(4)         1.89%(5)      1.88 %        1.62 %(2)(4)
  Net investment income                               8.14%(4)         7.83%         7.46 %        4.75 %(4)
Portfolio turnover                                      61%(3)          133%          157 %         295 %(3)

(1)  Maximum sales charges are not reflected in the total return calculation.
(2) For the year ended October 31, 1997, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3)  Not annualized
(4)  Annualized
(5) For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.88%.

10                     See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix-Goodwin Multi-Sector Fixed Income Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to maximize current income consistent with the preservation of capital by investing in fixed income securities. The Fund offers Class A, Class B and Class C shares. Class M shares have been closed. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. Equity securities are valued at the last sale price, or if there has been no sale that day, at the last bid price. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Directors.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-dividend date or, in case of certain foreign securities, as soon as the Fund is notified. Discounts and premiums are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

G. OPTIONS:

  The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED) (CONTINUED)

adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  The Fund may purchase options which are included in the Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

H. SWAP AGREEMENTS:

  The Fund may invest in swap agreements for the purpose of hedging against changes in interest rates or foreign currencies. Swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates and/or exchange rates. At April 30, 2000, the Fund had the following swaps outstanding:

                                                           UNREALIZED
      NOTIONAL                                            APPRECIATION
       AMOUNT                                            (DEPRECIATION)
---------------------                                    --------------
     $2,063,200         Agreement with Chase Manhattan
                          Bank terminating on December
                          15, 2004 to receive interest
                          at 12.09% in exchange for
                          payment of 10.00% on EUR
                          2,000,000....................    $  286,953
      2,100,000         Agreement with Morgan Stanley
                          Capital Services Inc.
                          terminating on November 1,
                          2004 to receive interest at
                          13.26% in exchange for
                          payment of 11.25% on EUR
                          2,000,000....................       336,667

      3,089,000         Agreement with Morgan Stanley
                          Capital Services Inc.
                          terminating on November 15,
                          2006 to receive interest at
                          11.07% in exchange for
                          payment of 9.25% on EUR
                          3,000,000....................       375,000

      1,956,000         Agreement with Morgan Stanley
                          Capital Services Inc.
                          terminating on March 15,
                          2008 to receive interest at
                          12.82% in exchange for
                          payment of 10.75% on EUR
                          2,000,000....................       160,000

      1,203,125         Agreement with Morgan Stanley
                          Capital Services Inc.
                          terminating on March 30,
                          2005 to receive interest at
                          13.95% in exchange for
                          payment of 11.625% on EUR
                          1,250,000....................        68,750

      2,035,000         Agreement with Morgan Stanley
                          Capital Services Inc.
                          terminating on December 1,
                          2009 to receive interest at
                          9.64% in exchange for payment
                          of 7.625% on EUR 2,000,000...       233,750
                                                           ----------
                                                           $1,461,120
                                                           ==========

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED) (CONTINUED)

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Fund, the adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.55% for the first $1 billion of the average daily net assets of the Fund.

  As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $4,934 for Class A shares, and deferred sales charges of $95,397 for Class B and $1,639 for Class C shares for the six months ended April 30, 2000. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares of the average daily net assets of the Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distribution has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the six months ended April 30, 2000, $378,928 was retained by the Distributor, $227,667 was paid to unaffiliated participants, and $20,784 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost of PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended April 30, 2000, transfer agent fees were $121,991 of which PEPCO retained $87,253 which is net of the fees paid to State Street.

  At April 30, 2000, PHL and affiliates held 81,150 Class A shares with a value of $883,724.

3. PURCHASE AND SALE OF SECURITIES

  During the six months ended April 30, 2000, purchases and sales of investments, excluding short-term securities and U.S. Government and agency, securities, amounted to $108,639,261 and $129,052,338, respectively. Purchases and sales of long-term U.S. Government and agency securities amounted to $20,781,063 and $26,552,543, respectively.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

5. LOAN AGREEMENTS

  The Fund may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. For loans which the Fund is a participant, the Fund may not sell its participation in the loan without the lender's prior consent. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

6. CAPITAL LOSS CARRYOVERS

  The Fund has capital loss carryover of $50,275,557 comprised of $8,655,748 and $41,619,809 expiring in 2006 and 2007, respectively, which may be used to offset future capital gains.

  This report is not authorized for distribution to prospective investors in the Phoenix-Goodwin Multi-Sector Fixed Income Fund, Inc. unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

PHOENIX-GOODWIN MULTI-SECTOR FIXED
INCOME FUND, INC.
101 Munson Street
Greenfield, Massachusetts 01301

DIRECTORS
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
James D. Wehr, Senior Vice President
David L. Albrycht, Vice President
Robert S. Driessen, Vice President
Michael Kearney, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary
Nancy J. Engberg, Assistant Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

www.phoenixinvestments.com

PHOENIX EQUITY PLANNING CORPORATION
PO Box 2200
Enfield CT 06083-2200
                                                           PRSRT STD
                                                          U.S. Postage
                                                             PAID
                                                            Andrew
                                                           Associates
[LOGO]PHOENIX INVESTMENT PARTNERS



For more information about
Phoenix mutual funds, please call
your financial representative or
contact us at 1-800-243-4361 or
www.phoenixinvestments.com



PXP 741 (6/00)